Income taxes	12 Months Ended
Dec. 31, 2021
Income taxes
Income taxes

16.Income taxes

The subsidiaries of the Group in México and abroad are individually subject to the payment of income taxes. These taxes are not determined based on the consolidates figures of the Group but are calculated individually at the level of each company declaration and each of these presents its taxes separately.

According to the specific requirements of each country, the statutory rates for 2021, 2020 and 2019 periods were 30% for México and 25% for Guatemala and will continue as such in future periods.

Income tax recognized in profit or loss for the periods of 2021, 2020 and 2019 was comprised of the following:

	2021		2020	2019

Current tax	Ps.	782,901	576,834	229,900
Deferred tax expense (benefit)		41,553	(34,066)	2,792

	Ps.	824,454	542,768	232,692

Income tax expense recognized at the effective ISR rate differs from income tax expense at the statutory tax rate. Reconciliation of income tax expense recognized from statutory to effective ISR rate is as follows:

	2021		2020	2019

Profit before income tax	Ps.	2,625,338	881,129	704,834
Tax rate		30%	30%	30%
Income tax expense calculated at 30% statutory tax rate		787,601	264,339	211,450

Inflation effects, net		25,039	8,333	6,278
Non-deductible expenses		5,790	5,493	3,202
Loss on valuation of warrants		—	255,456	—
Share-based payments		1,744	8,275	—
Other items, net		4,280	872	11,762

	Ps.	824,454	542,768	232,692
		31%	62%	33%

Realization of deferred tax assets depends on the future generation of taxable income during the period in which the temporary differences will be deductible. Management considers the reversal of deferred tax liabilities and projections of future taxable income to make its assessment on the realization of deferred tax assets. Based on the results obtained in previous years and in future profit and tax projections, management has concluded that it is probable the deferred tax assets will be realized.

As of December 31, 2021, January 3, 2021, and December 31, 2019, the Group had no tax loss carryforwards.

Composition of the deferred tax asset (liabilities) as well as the reconciliation of changes in deferred taxes balances as of December 31, 2021, January 3, 2021, and December 31, 2019, is presented below:

				Recognized in
	As of			other	As of
	January 01,		Recognized in	comprehensive	December 31,
Temporary differences	2019		profit or loss	income	2019

Deferred tax assets:
Expected credit loss	Ps.	2,802	2,415	—	5,217
Accruals and provisions		26,632	(668)	(26)	25,938
Derivative financial instruments		4,989	(4,989)	—	—
Property, plant and equipment		74	4,505	—	4,579

Deferred tax liabilities:
Intangible assets		(87,740)	1,920	—	(85,820)
Inventories		(6,192)	(3,161)	—	(9,353)
Derivative financial instruments		—	(89)	—	(89)
Other assets and prepaid expenses		(11,192)	(2,699)	—	(13,891)

Net deferred tax liability	Ps.	(70,627)	(2,766)	(26)	(73,419)

				Recognized in
	As of			other	As of
	December 31,		Recognized in	comprehensive	January 03,
Temporary differences	2019		profit or loss	income	2021

Deferred tax assets:
Expected credit loss	Ps.	5,217	(3,732)	—	1,485
Accruals and provisions		25,938	42,340	360	68,638
Derivative financial instruments		—	35,886	—	35,886
Property, plant and equipment		4,579	(4,579)	—	—

Deferred tax liabilities:
Intangible assets		(85,820)	1,920	—	(83,900)
Inventories		(9,353)	(21,687)	—	(31,040)
Derivative financial instruments		(89)	89	—	—
Property, plant and equipment		—	(10,888)	—	(10,888)
Other assets and prepaid expenses		(13,891)	(5,644)	—	(19,535)

Net deferred tax liability	Ps.	(73,419)	33,705	360	(39,354)

	As of			other	As of
	January 03,		Recognized in	comprehensive	December 31,
Temporary differences	2021		profit or loss	income	2021

Deferred tax assets:
Expected credit loss	Ps.	1,485	21,203	—	22,688
Accruals and provisions		68,638	(31,514)	—	37,124
Derivative financial instruments		35,886	(35,886)	—	—
Property, plant and equipment		—	5,538	—	5,538

Deferred tax liabilities:
Intangible assets		(83,900)	1,920	—	(81,980)
Inventories		(31,040)	830	—	(30,210)
Derivative financial instruments		—	(7,380)	—	(7,380)
Property, plant and equipment		(10,888)	10,888	—	—
Other assets and prepaid expenses		(19,535)	(7,152)	—	(26,687)

Net deferred tax liability	Ps.	(39,354)	(41,553)	—	(80,907)